Summary of Significant Accounting Policies (Details) - Schedule of allowance for doubtful accounts for accounts receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of allowance for doubtful accounts for accounts receivables [Abstract]
Balance at the beginning of the year	¥ 21,241	¥ 20,198	¥ 16,792
Provision for doubtful accounts	6,533	6,791	14,052
Write-offs	(7,279)	(5,748)	(10,646)
Balance at the end of the year	¥ 20,495	¥ 21,241	¥ 20,198